Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares

The calculation of both basic and diluted number of weighted average outstanding shares of:

	December 31, 2014	December 31, 2015
Basic weighted average number of shares	55,336,402	55,360,004
Effect of dilutive potential share options:	147,076	346,100
Diluted weighted average number of shares	55,483,478	55,706,104